Trade and other payables - Development and sales milestones payable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Maximum future milestones	$ 550	$ 1,751	$ 2,137	$ 2,222
Maximum | Spirogen Sarl
Trade and other payables
Maximum future milestones	171
Maximum | Amplimmune, Inc.
Trade and other payables
Maximum future milestones	150
Maximum | Almirall
Trade and other payables
Maximum future milestones	345
Maximum | Fusion
Trade and other payables
Maximum future milestones	304
Maximum | Gracell
Trade and other payables
Maximum future milestones	$ 149